Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Inventories [Abstract]
Raw materials	$ 117	$ 178
Inventory in progress	1,684	1,658
Finished goods	4,405	4,673
Net – advances from customers	(588)	(942)
Inventories	$ 5,618	$ 5,567